Subsequent Events	12 Months Ended
Nov. 30, 2024
Subsequent Events [Abstract]
SUBSEQUENT EVENTS
16.	SUBSEQUENT EVENTS

The Company evaluated subsequent events and transactions that occurred after the balance sheet date through the issuance of the consolidated financial statements, and the Company did not identify any subsequent events that would have required adjustment or disclosure in the consolidated financial statements.